Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Consolidated Balance of Inventories

As of December 31, 2017 and 2016, the consolidated balance of inventories was summarized as follows:

		2017	2016
Finished goods	Ps	5,933	5,865
Work-in-process		3,814	3,378
Raw materials		3,237	3,128
Materials and spare parts		4,996	4,551
Inventory in transit		872	1,176

	Ps	18,852	18,098